Schedule IV-Reinsurance	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
Schedule IV-Reinsurance
Schedule IV — Reinsurance

	Direct amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
	(in millions)
Year Ended December 31, 2020
Life Insurance in Force	$37.9	$21.9	$—	$16.0	—%
Premiums:
Life insurance	$0.6	$0.5	$—	$0.1	—%
Accident and health insurance	9.1	8.6	—	0.5	—%
Total earned premiums	$9.7	$9.1	$—	$0.6	—%
Benefits:
Life insurance	$1.0	$1.0	$—	$—	—%
Accident and health insurance	28.3	27.9	—	0.4	—%
Total policyholder benefits	$29.3	$28.9	$—	$0.4	—%

Year Ended December 31, 2019
Life Insurance in Force	$68.1	$48.4	$—	$19.7	—%
Premiums:
Life insurance	$1.0	$0.9	$—	$0.1	—%
Accident and health insurance	19.2	18.6	—	0.6	—%
Total earned premiums	$20.2	$19.5	$—	$0.7	—%
Benefits:
Life insurance	$1.9	$1.8	$—	$0.1	—%
Accident and health insurance	63.2	63.0	—	0.2	—%
Total policyholder benefits	$65.1	$64.8	$—	$0.3	—%

Year Ended December 31, 2018
Life Insurance in Force	$237.0	$211.6	$—	$25.4	—%
Premiums:
Life insurance	$2.2	$2.1	$—	$0.1	—%
Accident and health insurance	24.8	24.1	—	0.7	—%
Total earned premiums	$27.0	$26.2	$—	$0.8	—%
Benefits:
Life insurance	$1.7	$1.7	$—	$—	—%
Accident and health insurance	28.7	28.5	—	0.2	—%
Total policyholder benefits	$30.4	$30.2	$—	$0.2	—%